CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Operating costs	$ 3,764,636	$ 8,489,653
Franchise tax expense	49,726	100,209
Loss from operations	(3,814,362)	(8,589,862)
Unrealized gain on investments held in Trust Account	5,002	135,027
Interest and dividend income on investments held in Trust Account	8,633	8,633
Change in fair value of warrant liabilities	7,053,334	9,280,003
Net loss and comprehensive loss	3,252,607	833,801
Non Redeemable Common Class B [Member]
Net loss and comprehensive loss	$ 3,252,607	$ 833,801
Basic and diluted weighted average shares outstanding	12,500,000	12,500,000
Basic and diluted net loss per share	$ 0.26	$ 0.06
Basic weighted average shares outstanding, Non-Redeemable Class B Common Stock	12,500,000	12,500,000
Basic net income per share, Non-Redeemable Class B Common Stock	$ 0.26	$ 0.06
Common Class A subject to possible redemption
Unrealized gain on investments held in Trust Account	$ 5,002	$ 135,027
Interest and dividend income on investments held in Trust Account	$ 8,633	$ 8,633
Basic and diluted weighted average shares outstanding	50,000,000	50,000,000
Basic and diluted net loss per share	$ 0.00	$ 0.00